UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                                -----------------

Check here if Amendment [  ]: Amendment Number: _____________

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:         Brevan Howard Asset Management LLP
Address:      2nd Floor
              Almack House
              28 King Street
              London SW1Y 6XA
              United Kingdom

Form 13F File Number:  028-12590
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        James Vernon
Title:       Managing Member of Brevan Howard Asset Management LLP
Phone:       0207 0222 6200

Signature, Place and Date of Signing:


      /s/ James Vernon            London, United Kingdom     February 17, 2009
-------------------------------   ------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                               0
                                                  ------------------------------
Form 13F Information Table Entry Total:                         14
                                                  ------------------------------
Form 13F Information Table Value Total:                       $55,721
                                                  ------------------------------
                                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     None

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

                                                  BREVAN HOWARD ASSET MANAGEMENT LLP
                                                               FORM 13F
                                                    Quarter Ended December 31, 2008
------------------------------------------------------------------------------------------------------------------------------------
                                    CLASS                    VALUE    SHRS OR    SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
                                    -----                    -----    -------    ---  ----  ----------  -----    -------------------
NAME OF ISSUER                      TITLE       CUSIP      (X$1,000)  PRN AMT    PRN  CALL  DISCRETION  MGRS     SOLE   SHARED  NONE
--------------                      -----       -----      ---------  -------    ---  ----  ----------  ------   ----   ------  ----
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC                     COM        02209S103      452      30,000   SH            SOLE              30,000
------------------------------------------------------------------------------------------------------------------------------------
BARE ESCENTUALS INC                  COM        067511105      418      80,000   SH            SOLE              80,000
------------------------------------------------------------------------------------------------------------------------------------
CME GROUP INC                        COM        12572Q105    4,267      20,505   SH            SOLE              20,505
------------------------------------------------------------------------------------------------------------------------------------
COMMTOUCH SOFTWARE LTD             SHS NEW      M25596202    1,600   1,045,567   SH            SOLE           1,045,567
------------------------------------------------------------------------------------------------------------------------------------
FPL GROUP INC                        COM        302571104    1,762      35,000   SH            SOLE              35,000
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO                  COM        369604103    1,620     100,000   SH            SOLE             100,000
------------------------------------------------------------------------------------------------------------------------------------
INTREPID POTASH INC                  COM        46121Y102    2,686     129,300   SH            SOLE             129,300
------------------------------------------------------------------------------------------------------------------------------------
ISHARES SILVER TRUST               ISHARES      46428Q109    3,136     280,000   SH            SOLE             280,000
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                     FTSE XNHUA IDX   464287184    2,909     100,000   SH            SOLE             100,000
------------------------------------------------------------------------------------------------------------------------------------
MONSANTO CO NEW                      COM        61166W101    2,814      40,000   SH            SOLE              40,000
------------------------------------------------------------------------------------------------------------------------------------
POWERSHS DB MULTI SECT COMM    DB AGRICULT FD   73936B408    1,571      60,000   SH            SOLE              60,000
------------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506   21,497     450,000   SH            SOLE             450,000
------------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR SPDR TR           SBI INT-FINL    81369Y605    9,891     790,000   SH            SOLE             790,000
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SOCIEDAD QUIMICA MINERA DE C   SPON ADR SER B   833635105    1,098      45,000   SH            SOLE              45,000
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